Related party transactions (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
Total	$ 122,800	$ 415,381
Yefang Zhang
Related Party Transaction [Line Items]
Total	0	415,381
FarmNet Limited
Related Party Transaction [Line Items]
Total	$ 122,800	$ 0